UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Conus Partners, Inc.

Address:    50 Rockefeller Plaza
            2nd Floor
            New York, New York 10020



13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Zacks
Title:  Managing Director
Phone:  212-332-7291


Signature, Place and Date of Signing:


 /s/ Andrew Zacks                New York, New York             August 14, 2007
------------------------      ------------------------         -----------------
     [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    77

Form 13F Information Table Value Total:    $308,913
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number                            Name

                                                    FORM 13F INFORMATION TABLE
                                                       Conus Partners, Inc.
                                                           June 30, 2007
COLUMN 1                                  COLUMN  2      COLUMN 3 COLUMN 4        COLUMN 5     COLUMN 6      COLUMN 7    COLUMN 8

                                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT     OTHER  VOTING AUTHORITY
NAME OF ISSUER                          TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION     MGRS SOLE  SHARED  NONE

ACTIONS SEMICONDUCTOR CO LTD ADR CMN         ADR       00507E107     3,537    575,220         SHARED-DEFINED  NONE      575,220
AK STL HLDG CORP                             COM       001547108     2,336     62,500  PUT    SHARED-DEFINED  NONE       62,500
ALLIED CAP CORP NEW                          COM       01903Q108     1,347     43,500  PUT    SHARED-DEFINED  NONE       43,500
AMEDISYS INC                                 COM       023436108     3,208     88,300  PUT    SHARED-DEFINED  NONE       88,300
AMERICAN BILTRITE INC                        COM       024591109       232     26,475         SHARED-DEFINED  NONE       26,475
AMERICAN EXPRESS CO                          COM       025816109     3,977     65,000  PUT    SHARED-DEFINED  NONE       65,000
AMERICAN SUPERCONDUCTOR CORP                 COM       030111108       552     28,600  PUT    SHARED-DEFINED  NONE       28,600
AMERICREDIT CORP                             COM       03060R101     8,289    312,000  PUT    SHARED-DEFINED  NONE      312,000
AMGEN INC                                    COM       031162100    12,744    230,500 CALL    SHARED-DEFINED  NONE      230,500
ANTIGENICS INC DEL                     NOTE 5.250% 2/0 037032AC3       750  1,000,000         SHARED-DEFINED  NONE    1,000,000
ARCELOR MITTAL                          NY REG SH CL A 03937E101     4,792     76,800  PUT    SHARED-DEFINED  NONE       76,800
AUTOMATIC DATA PROCESSING IN                 COM       053015103    15,578    321,400  PUT    SHARED-DEFINED  NONE      321,400
BANK OF AMERICA CORPORATION                  COM       060505104     2,445     50,000         SHARED-DEFINED  NONE       50,000
BANK OF AMERICA CORPORATION                  COM       060505104     6,845    140,000  PUT    SHARED-DEFINED  NONE      140,000
BEAR STEARNS COS INC                         COM       073902108     4,200     30,000  PUT    SHARED-DEFINED  NONE       30,000
CAPITAL ONE FINL CORP                        COM       14040H105    11,790    150,300  PUT    SHARED-DEFINED  NONE      150,300
CARMAX INC                                   COM       143130102     5,993    235,000  PUT    SHARED-DEFINED  NONE      235,000
CELL GENESYS INC                             COM       150921104     5,154  1,538,436         SHARED-DEFINED  NONE    1,538,436
CHINA LIFE INS CO LTD                   SPON ADR REP H 16939P106     2,147     40,000  PUT    SHARED-DEFINED  NONE       40,000
CHIQUITA BRANDS INTL INC                     COM       170032809     2,844    150,000  PUT    SHARED-DEFINED  NONE      150,000
COACH INC                                    COM       189754104     3,933     83,000  PUT    SHARED-DEFINED  NONE       83,000
COEUR D ALENE MINES CORP IDA                 COM       192108108     2,470    688,100         SHARED-DEFINED  NONE      688,100
CONGOLEUM CORP NEW                           CL A      207195108       283    297,458         SHARED-DEFINED  NONE      297,458
CONNS INC                                    COM       208242107       857     30,000  PUT    SHARED-DEFINED  NONE       30,000
CYTYC CORP                                   COM       232946103     2,759     64,000  PUT    SHARED-DEFINED  NONE       64,000
DOW CHEM CO                                  COM       260543103     6,540    147,900 CALL    SHARED-DEFINED  NONE      147,900
DOWNEY FINL CORP                             COM       261018105     1,650     25,000  PUT    SHARED-DEFINED  NONE       25,000
DRDGOLD LTD                             SPONSORED ADR  26152H103     1,545  2,116,505         SHARED-DEFINED  NONE    2,116,505
DURECT CORP                                  COM       266605104    13,754  3,572,398         SHARED-DEFINED  NONE    3,572,398
FAVRILLE, INC                                COM       312088404       271     73,371         SHARED-DEFINED  NONE       73,371
FEDERAL NATL MTG ASSN                        COM       313586109    17,312    265,000  PUT    SHARED-DEFINED  NONE      265,000
FIDELITY NATIONAL FINANCIAL                  CL A      31620R105     2,067     87,200  PUT    SHARED-DEFINED  NONE       87,200
GARMIN LTD                                   ORD       G37260109     1,849     25,000  PUT    SHARED-DEFINED  NONE       25,000
GENERAL CABLE CORP DEL NEW                   COM       369300108     1,288     17,000  PUT    SHARED-DEFINED  NONE       17,000
GENERAL MTRS CORP                            COM       370442105     2,268     60,000  PUT    SHARED-DEFINED  NONE       60,000
GENVEC INC                                   COM       37246C109       737    313,525         SHARED-DEFINED  NONE      313,525
GOLDMAN SACHS GROUP INC                      COM       38141G104     5,852     27,000  PUT    SHARED-DEFINED  NONE       27,000
GUITAR CTR MGMT INC                          COM       402040109     2,093     35,000  PUT    SHARED-DEFINED  NONE       35,000
HARLEY DAVIDSON INC                          COM       412822108     5,371     90,100  PUT    SHARED-DEFINED  NONE       90,100
HOLOGIC INC                                  COM       436440101     3,872     70,000  PUT    SHARED-DEFINED  NONE       70,000
INOVIO BIOMEDICAL CORP                       COM       45773H102     5,089  1,817,382         SHARED-DEFINED  NONE    1,817,382
ISHARES TR                              DJ US REAL EST 464287739     1,006     13,000         SHARED-DEFINED  NONE       13,000
ISHARES TR                              DJ US REAL EST 464287739     2,477     32,000  PUT    SHARED-DEFINED  NONE       32,000
JOHNSON CTLS INC                             COM       478366107     3,473     30,000  PUT    SHARED-DEFINED  NONE       30,000
LABOPHARM INC                                COM       504905100     1,502    523,188         SHARED-DEFINED  NONE      523,188
LOWES COS INC                                COM       548661107     1,535     50,000  PUT    SHARED-DEFINED  NONE       50,000
MACYS INC                                    COM       55616P104     1,496     37,600  PUT    SHARED-DEFINED  NONE       37,600
MANITOWOC INC                                COM       563571108     4,823     60,000  PUT    SHARED-DEFINED  NONE       60,000
MASTERCARD INC                               CL A      57636Q104     2,919     17,600  PUT    SHARED-DEFINED  NONE       17,600
MAXYGEN INC                                  COM       577776107     8,768  1,023,113         SHARED-DEFINED  NONE    1,023,113
MBIA INC                                     COM       55262C100     3,111     50,000  PUT    SHARED-DEFINED  NONE       50,000
MEADE INSTRUMENTS CORP                       COM       583062104       499    225,978         SHARED-DEFINED  NONE      225,978
MGIC INVT CORP WIS                           COM       552848103     3,127     55,000  PUT    SHARED-DEFINED  NONE       55,000
MOODYS CORP                                  COM       615369105     2,488     40,000  PUT    SHARED-DEFINED  NONE       40,000
MORGAN STANLEY                             COM NEW     617446448     2,516     30,000  PUT    SHARED-DEFINED  NONE       30,000
NEWPARK RES INC                        COM PAR $.01 NEW651718504     1,722    222,200         SHARED-DEFINED  NONE      222,200
NUCO2 INC                                    COM       629428103     3,404    132,600         SHARED-DEFINED  NONE      132,600
OCCAM NETWORKS INC                         COM NEW     67457P309     2,269    227,306         SHARED-DEFINED  NONE      227,306
OPTIMAL GROUP INC                          CL A NEW    68388R208     2,004    265,468         SHARED-DEFINED  NONE      265,468
PENN TREATY AMERN CORP                     COM NEW     707874400       148     25,800         SHARED-DEFINED  NONE       25,800
POOL CORPORATION                             COM       73278L105       371      9,500  PUT    SHARED-DEFINED  NONE        9,500
REPLIGEN CORP                                COM       759916109     1,009    258,692         SHARED-DEFINED  NONE      258,692
RESEARCH IN MOTION LTD                       COM       760975102    10,000     50,000  PUT    SHARED-DEFINED  NONE       50,000
SANOFI AVENTIS                          SPONSORED ADR  80105N105     5,759    143,000 CALL    SHARED-DEFINED  NONE      143,000
SEARS HLDGS CORP                             COM       812350106     5,085     30,000  PUT    SHARED-DEFINED  NONE       30,000
SLM CORP                                     COM       78442P106     4,301     74,700  PUT    SHARED-DEFINED  NONE       74,700
STAAR SURGICAL CO                       COM PAR $0.01  852312305     6,108  1,599,025         SHARED-DEFINED  NONE    1,599,025
STREETTRACKS SER TR                     SPDR S&P HOMEB 86330E745     4,837    160,000         SHARED-DEFINED  NONE      160,000
STREETTRACKS SER TR                     SPDR S&P HOMEB 86330E745    10,200    337,400  PUT    SHARED-DEFINED  NONE      337,400
SYCAMORE NETWORKS INC                        COM       871206108     2,622    652,123         SHARED-DEFINED  NONE      652,123
SYMYX TECHNOLOGIES                           COM       87155S108     8,251    716,851         SHARED-DEFINED  NONE      716,851
THERAGENICS CORP                             COM       883375107     2,805    672,700         SHARED-DEFINED  NONE      672,700
UBS AG                                     SHS NEW     H89231338     1,800     30,000  PUT    SHARED-DEFINED  NONE       30,000
VARIAN MED SYS INC                           COM       92220P105     1,913     45,000         SHARED-DEFINED  NONE       45,000
VULCAN MATLS CO                              COM       929160109    10,068     87,900  PUT    SHARED-DEFINED  NONE       87,900
WASTE MGMT INC DEL                           COM       94106L109     3,788     97,000 CALL    SHARED-DEFINED  NONE       97,000
YOUNG BROADCASTING INC                       CL A      987434107        90     24,406         SHARED-DEFINED  NONE       24,406

                                                                   308,913

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